Cover	Jan. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 23, 2024
Entity File Number	000-56299
Entity Registrant Name	MDwerks, Inc.
Entity Central Index Key	0001295514
Entity Tax Identification Number	33-1095411
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	411 Walnut Street
Entity Address, Address Line Two	Suite 20125
Entity Address, City or Town	Green Cove Springs
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32043
City Area Code	(252)
Local Phone Number	501-0019
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false